Financial Instruments (Details 5)	12 Months Ended
Dec. 31, 2023
Until Twenty Twenty One [Member]
IfrsStatementLineItems [Line Items]
Indicator	Economic - financial efficiency
Criteria	in the base year
Penalties	Capital Increase
Until Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Indicator	Economic - financial efficiency
Criteria	2 consecutive years
Penalties	Concession termination
Until Twenty Twenty One 1 [Member]
IfrsStatementLineItems [Line Items]
Penalties	Limitation on distribution of dividends and interest on capital
Until Twenty Twenty One 2 [Member]
IfrsStatementLineItems [Line Items]
Penalties	Restrictive regime for contracts with related parties
Unti Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Indicator	Quality Indicators
Criteria	in the base year
Penalties	Results plan
Until Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Indicator	Quality Indicators
Criteria	2 consecutive years or 3 of the previous 5 calendar years
Penalties	Limitation on distribution of dividends and interest on capital
Until Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Indicator	Quality Indicators
Criteria	3 consecutive years
Penalties	Concession termination